                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [_] Amendment Number: ________

This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Torchmark Corporation
Address:  3700 South Stonebridge Drive
          McKinney, Texas 75070

Form 13F File Number: 28-1112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Carol A. McCoy
Title:  Vice President, Associate
        Counsel & Secretary
Phone:  205-325-4243

Signature, Place and Date of Signing:

/s/ Carol A. McCoy
------------------------
(Signature)
Birmingham, AL
August 6, 2008

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           18

Form 13F Information Table Value Total:  $    89,301
                                          (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                          FORM 13F INFORMATION TABLE

           Column 1         Column 2 Column 3  Column 4      Column 5      Column 6  Column 7     Column 8
    ----------------------- -------- --------- --------- ---------------- ---------- -------- ----------------
                                                                                              Voting authority
                                                                                              ----------------
           Name of          Title of             Value   Shrs or SH/ Put/ Investment  Other
           Issuer            Class    CUSIP    (x $1000) prn amt PRN Call Discretion Managers Sole Shared None
    ----------------------- -------- --------- --------- ------- --- ---- ---------- -------- ---- ------ ----
1   Allstate Corp            Common  020002101   10554   231500  SH          Sole              X
2   American Express Co      Common  025816109    4709   125000  SH          Sole              X
3   Arcelormittal Sa
    Luxembourg NY            Common  03938L104   10700   108000  SH          Sole              X
4   Argo Group
    International Holdings
    Ltd                      Common  G0464B107     354    10561  SH          Sole              X
5   Bank of America Corp     Common  060505104    4784   200400  SH          Sole              X
6   Cummins Inc              Common  231021106    3931    60000  SH          Sole              X
7   Encana Corp              Common  292505104    8893    97800  SH          Sole              X
8   General Mills Inc        Common  370334104    1823    30000  SH          Sole              X
9   Hartford Finl Svc Grp
    Inc                      Common  416515104    2383    36900  SH          Sole              X
10  Lowe's Cos Inc           Common   54861107    2251   108500  SH          Sole              X
11  Methanex Corp            Common  59151K108    6319   225500  SH          Sole              X
12  Parker Hannifin Corp     Common  701094104    2496    35000  SH          Sole              X
13  Safeco Corp              Common  786429100   14755   219700  SH          Sole              X
14  Seaboard Corp            Common  811543107    3463     2233  SH          Sole              X
15  Steel Dynamics Inc       Common  858119100     859    22000  SH          Sole              X
16  Torchmark Corp           Common  891027104    3754    64000  SH          Sole              X
17  Trinity Industries Inc   Common  902973304     312     9000  SH          Sole              X
18  US Bancorp               Common  902973304    6961   249600  SH          Sole              X